REVENUES	3 Months Ended
Mar. 31, 2014
License, Research and Consulting Agreements [Abstract]
License, Research and Consulting Agreements Disclosure [Text Block]
2. REVENUES

2.1 License and research revenue

The Company recognized license and research revenues of $1,433,000 for the first three months of 2014 compared to $1,273,000 for the three month period ended March 31, 2013. Total research and development revenues amounted to $1,389,000 compared to $640,000 for the three month period ended March 31, 2013 and licensing fees were recognized for a total of $44,000 for the first three months of 2014 compared to $633,000 for the three month period ended March 31, 2013.

The license and research revenues amounting to $1,433,000 relate to agreements with undisclosed partners.

2.2 Product sales and services.

The Company recognized product sales of $5,940,000 for the first three months of 2014.

Bloxiverz®, the first FDA-approved version of neostigmine sulphate; was launched in July of 2013. In the three month period ended March 31, 2014, the company recognised net product sales of $3,551,000 from sales of Bloxiverz® for the first time, based on net product sales of wholesalers to their customers. Net product sales of wholesalers to their customers are determined using sales data from an independent, renowned wholesaler inventory tracking service and are calculated by deducting estimates for returns for wholesalers’ customers, chargebacks, payment discounts and other sales or discounts offered from the applicable gross sales value. Gross product sales amounted to $4,704,000.

A total of $2,201,000 of revenue on shipments to wholesalers has been deferred as of March 31, 2014.

A total of $1,979,000 was recognised in connection with the supply agreement for the manufacture of Coreg CR microparticles with GSK for the three month period ended March31, 2014 compared to $2,107,000 for the three month period ended March 31, 2013.

2.3 Other revenues.

The Company recognized other revenues of $1,802,000 for the three month period ended March 31, 2014 compared to $1,760,000 for the three month period ended March 31, 2013, which includes royalties from the License Agreement with GSK with respect to Coreg CR.